Other Current Assets and Other Current Financial Assets	6 Months Ended
Jun. 30, 2019
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Other Current Assets and Other Current Financial Assets

Note 9. Other Current Assets and Other Current Financial Assets

As of June 30, 2019 and December 31, 2018, Company’s other current assets and other current financial assets are Ps. 4,847 and Ps. 4,298, respectively.